Consolidated Statements of Changes in Equity	Number of outstanding shares MYR (RM) shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Shareholders’ equity MYR (RM)	Shareholders’ equity USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance (in Dollars)		RM 2,515,899		RM 3,280,388		RM 961,960		RM 6,758,247		RM 1,133,496		RM 7,891,743
Balance (in Shares) | shares	10,800,000
Balance at Dec. 31, 2022		2,515,899		3,280,388		961,960		6,758,247		1,133,496		7,891,743
Balance (in Shares) at Dec. 31, 2022 | shares	10,800,000
Issuance of shares		336,217						336,217		309,163		645,380
Equity transaction		2,019				1,330		3,349		(3,349)
Disposition of Sagfood (Malaysia) Sdn Bhd		(1,708,355)						(1,708,355)		(1,266,378)		(2,974,733)
Net profit for the year, representing total comprehensive income for the year						4,476,259		4,476,259		180,042		4,656,301
Balance at Dec. 31, 2023		1,145,780		3,280,388		5,439,549		9,865,717		352,974		10,218,691
Balance (in Shares) at Dec. 31, 2023 | shares	10,800,000
Balance (in Dollars)		1,145,780		3,280,388		5,439,549		9,865,717		352,974		10,218,691
Balance (in Shares) | shares	10,800,000
Net profit for the year, representing total comprehensive income for the year						6,926,414		6,926,414		239,096		7,165,510
Balance at Dec. 31, 2024	RM 1,145,780	1,145,780	$ 282,317	3,280,388	$ 808,276	12,365,963	$ 3,046,929	16,792,131	$ 4,137,521	592,070	$ 145,884	RM 17,384,201	$ 4,283,405
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000											10,800,000	10,800,000
Balance (in Dollars)	RM 1,145,780	1,145,780	282,317	3,280,388	808,276	12,365,963	3,046,929	16,792,131	4,137,521	592,070	145,884	RM 17,384,201	$ 4,283,405
Balance (in Shares) | shares	10,800,000											10,800,000	10,800,000
Issuance of shares		57,294,460						57,294,460				RM 57,294,460
Issuance of shares (in Shares) | shares	7,100,000
Net profit for the year, representing total comprehensive income for the year						7,085,686		7,085,686		208,527		7,294,213	$ 1,797,268
Issuance of ordinary shares upon IPO, net		20,039,124						20,039,124				20,039,124
Issuance of ordinary shares upon IPO, net (in Shares) | shares	1,750,000
Balance at Dec. 31, 2025		78,479,364	19,337,037	3,280,388	808,276	19,451,649	4,792,818	101,211,401	24,938,131	800,597	197,264	RM 102,011,998	$ 25,135,395
Balance (in Shares) at Dec. 31, 2025 | shares	19,650,000											10,800,000	10,800,000
Balance (in Dollars)		RM 78,479,364	$ 19,337,037	RM 3,280,388	$ 808,276	RM 19,451,649	$ 4,792,818	RM 101,211,401	$ 24,938,131	RM 800,597	$ 197,264	RM 102,011,998	$ 25,135,395
Balance (in Shares) | shares	19,650,000											10,800,000	10,800,000